Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 71,396	$ 5,781	$ (1,876)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock based compensation	6,480	7,271	12,759
Depreciation and Amortization	7,007	5,879	4,079
Increase in deferred income taxes	(1,638)	(2,818)	(1,667)
Other	0	689	0
Revaluation of derivative warrants	(11,967)	0	0
Revaluation of Restricted Sponsor Shares and Price Adjustment Shares liabilities	(55,906)	0	0
Increase (decrease) in liability for employees' severance benefits	10	(63)	131
Increase in trade receivables	(1,958)	(19,731)	(12,220)
Increase in deferred revenues	21,804	47,738	15,841
Decrease (increase) in prepaid expenses and other current assets	(8,304)	335	(3,141)
Increase in other non-current assets	(1,394)	(339)	(27)
Decrease (increase) in inventories	(1,798)	(693)	794
Increase (decrease) in trade payables	4,239	(1,433)	974
Increase (decrease) in other accounts payables and accrued expenses	5,107	22,449	(158)
Increase in other long-term liabilities	2,974	1,445	644
Net cash provided by operating activities	36,052	66,510	16,133
Cash flows from investing activities:
Purchases of property and equipment	(5,111)	(6,181)	(6,209)
Payment related to business combination, net of cash acquired	(20,000)	(15,046)	0
Purchase of intangible asset	3,000	0	0
Short term deposits, net	73,337	14,778	(40,513)
Net cash provided by (used in) investing activities	45,226	(6,449)	(46,722)
Cash flows from financing activities:
Repurchase of common stock	0	(85)	(808)
Proceeds from exercise of shares	2,305	1,492	141
Proceeds from issuance of Redeemable convertible preferred shares, net of issuance costs	0	0	101,205
Payment of dividend	(100,000)	(10,000)	(25,000)
Proceeds from Recapitalization transaction, net	29,298	0	0
Net cash provided by (used in) financing activities	(68,397)	(8,593)	75,538
Net increase in cash, cash equivalents and restricted cash	12,881	51,468	44,949
Net effect of currency translation on cash, cash equivalents and restricted cash	(754)	695	(67)
Cash, cash equivalents and restricted cash at beginning of year	133,846	81,683	36,801
Cash and cash equivalents and restricted cash at end of year	145,973	133,846	81,683
Supplemental disclosure of cash flow information:
Income taxes paid, net of refund	8,157	2,911	3,000
Supplemental disclosure of Non-cash investment activities:
Purchase of property and equipment	$ 814	$ 172	$ 263